Financial Instruments (Details 10) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Disclosure of risk management strategy related to hedge accounting [line items]
Notes and debentures issued	R$ 16,646,924	R$ 12,627,365
Less: Cash and cash equivalents	(3,130,363)	(4,161,939)	R$ (5,634,623)	R$ (2,678,457)
Net debt	3,368,419	4,618,794
Equity	23,091,978	25,636,935	24,191,667	R$ 21,131,225
Net income	2,687,939	2,799,370	2,327,168
Net income from discontinued operations		(56,509)	(85,764)
Deferred tax expense (income)	381,432	421,436	(17,047)
Current tax expense (income)	196,186	177,999	371,104
Depreciation and amortization	1,481,886	1,465,478	R$ 1,382,040
Capital Management [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Borrowings	3,368,419	5,126,470
Notes and debentures issued	16,670,459	12,627,365
Less: Cash and cash equivalents	(3,130,363)	(4,161,939)
Other financial assets	(608,463)	(434,474)
Net debt	16,300,052	13,157,422
Equity	R$ 23,091,978	R$ 25,636,935
Debt Equity Ratio	0.71	0.51